PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and Equipment consist of the following:

	December 31, 2011	December 31, 2010
Construction in progress	$1,058,735	$911,087
Land	109,108	109,108
Office equipment	63,367	63,367
Furniture and fixtures	44,806	44,805
	1,276,016	1,128,367
Accumulated depreciation	(88,250)	(69,299)
	$1,187,766	$1,059,068

Depreciation expense for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011 was $18,951, $25,522, and $88,607, respectively.

During the year ended December 31, 2011, the Company invested approximately $123,000 in construction activities at our Fulton Project, compared with $890,000 in 2010 net of DOE reimbursements.

Purchase of Lancaster Land

On November 9, 2007, the Company purchased approximately 10 acres of land in Lancaster, California for approximately $109,000, including certain site surveying and other acquisition costs. The Company originally intended to use the land for the construction of their first cellulosic ethanol refinery plant. The Company is now considering using this land for a facility to produce products other than cellulosic ethanol, such as higher value chemicals that would yield fuel additives that that could improve the project economics for a smaller facility.